Statutory Reserves and Restricted Net Assets - Cash Flows (Details) - USD ($) $ in Thousands			12 Months Ended
	May 02, 2018	Apr. 16, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities			$ (126,103)	$ (49,211)	$ (56,563)
Payment for short-term investments			(468,705)	(196,806)	(270,417)
Proceeds from disposal of short-term investments			385,549	192,493	281,456
Net cash generated from/(used in) investing activities			(112,957)	(7,852)	8,491
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance			904,732
Payment for repurchase of ordinary shares			(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering			200,000
Proceeds from exercise of share options			1,070
Proceeds from issuance of convertible preferred shares, net of issuance costs	$ 115,007	$ 115,007			177,980
Payment for repurchase of convertible preferred shares					(3,750)
Subscription contributions from shareholders				10
Net cash generated from/(used in) financing activities			1,041,802	(172)	174,230
Effect of exchange rate changes on cash and cash equivalents, restricted cash			2,879	2,903	(481)
Net increase/(decrease) in cash and cash equivalents, restricted cash			805,621	(54,332)	125,677
Cash and cash equivalents at beginning of the year			158,955	213,287	87,610
Cash and cash equivalents at end of the year			964,576	158,955	213,287
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities			11,255	498	(728)
Payment for short-term investments					(94,910)
Proceeds from disposal of short-term investments					95,967
Advance to, and investment in subsidiaries			(1,037,244)	(151,719)	(23,329)
Net cash generated from/(used in) investing activities			(1,037,244)	(151,719)	(22,272)
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance			904,732
Payment for repurchase of ordinary shares			(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering			200,000
Proceeds from exercise of share options			1,070
Proceeds from issuance of convertible preferred shares, net of issuance costs					177,980
Payment for repurchase of convertible preferred shares					(3,750)
Subscription contributions from shareholders				10
Net cash generated from/(used in) financing activities			1,041,802	10	174,230
Net increase/(decrease) in cash and cash equivalents, restricted cash			15,813	(151,211)	151,230
Cash and cash equivalents at beginning of the year			20	151,231	1
Cash and cash equivalents at end of the year			$ 15,833	$ 20	$ 151,231